UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, D.C. 20549

                                      FORM 24F-2
                                      Annual Notice of Securities Sold
                                      Pursuant to Rule 24f-2

                                      Read instructions at end of Form before
preparing Form. Please print or type.

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         1.         Name and address of issuer:

                                      Cornerstone Funds, Inc.
                                      67 Wall Street
                                      New York, NY 10005


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         2.         The name of each series or class of securities for which
 this Form is filed
                     (If the Form is being filed for all series and classes of
securites of the issuer,
                                                                    --------
                    check the box but do not list series or classes):  X
                                                                    --------





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         3.         Investment Company Act F811-3032er:


                    Securities Act File Numb2-82710


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        4(a). Last day of fiscal year for which this Form is filed:

                                      12/31/99

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        4(b).             Check box if this Form is being filed late (i.e., more
 than 90 calendar days after the end of the
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                          issuer's fiscal year).  (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.


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        4(c).             Check box if this is the last time the issuer will be
 filing this Form.
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SEC 2393 (9-97)


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         5.   Calculation of registration fee:

              (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 1,878,991,882
                                                                      ----------

              (ii) Aggregate price of securities redeemed or repurchased during the fisca$ 1,894,999,122
                                                        ------------

              (iii)       Aggregate price of securities redeemed or
                          repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                          to the Commission:          $ 177,378,306
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            (iv)Total available redemption credits [add Items 5($i2,072,377,428:
                                                                      ----------


              (v)         Net sales - if Item 5(i) is greater than Item 5(iv)
                     [subtract Item 5(iv) from Item 5(i)]:           $         0
                                                                      ----------

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              (vi)  Redemption credits available f$( use193,385,546y)ars
                                                        ------------
                    - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

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              (vii) Multiplier for determining registration fee (See
                    Instruction C.9):                          X         0.0264%
                                                                      ----------

              (viii)Registration fee due [multiply Item 5(v) by Item
                    5(vii)]  (enter "0" if no fee is due):        =  $      0.00
                                                                      ----------

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         6.   Prepaid Shares

              If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
              1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or o.heIfuthere isdacted here :
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              number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
              year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : .
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         7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
              (see Instruction D):

                                                                         +$    0
                                                                      ----------

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         8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$      0.00
                                                                     ----------

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         9.   Date the registration fee and any interest payment was sent to the
 Commission's lockbox depository:

                    Method of Delivery:

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                                Wire Transfer  (CIK 00000315811)
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                                Mail or other means
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                                      SIGNATURES

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


              By (Signature and Title)/s/ Stephen C. Leslie
                                      ------------------------------

                             Stephen C. Leslie, CEO, Cornerstone Equity Advisors
                                  ------------------------------


              Date        03/28/00
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                                      * Please print the name and title of the
signing officer below the signature.